DEBT AND CAPITAL LEASES (Narrative) (Details) (USD $)	12 Months Ended							0 Months Ended	2 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended					0 Months Ended											12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2013 Club	Dec. 25, 2012	Dec. 27, 2011	Dec. 31, 2013 Revolving Credit Facility Tranche A [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 25, 2012 Revolving Credit Facility Tranche A [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 31, 2013 Revolving Credit Facility Tranche B [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 25, 2012 Revolving Credit Facility Tranche B [Member] Secured Credit Facilities Revolving Notes [Member]	Nov. 30, 2010 Unsecured Debt [Member] Senior Unsecured Notes [Member]	Oct. 28, 2013 Unsecured Debt [Member] Senior Unsecured Notes [Member]	Dec. 31, 2013 Unsecured Debt [Member] Senior Unsecured Notes [Member]	Dec. 25, 2012 Unsecured Debt [Member] Senior Unsecured Notes [Member]	Jul. 31, 2008 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Dec. 31, 2013 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Dec. 25, 2012 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Dec. 27, 2011 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Aug. 31, 2010 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Aug. 31, 2009 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Aug. 01, 2012 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member] Option	Oct. 31, 2010 Mortgages [Member] Atlantic Capital Bank Mortgage Loan [Member]	Dec. 31, 2013 Mortgages [Member] Atlantic Capital Bank Mortgage Loan [Member]	Dec. 25, 2012 Mortgages [Member] Atlantic Capital Bank Mortgage Loan [Member]	Jul. 31, 2008 Mortgages [Member] Ameritas Life [Member]	Jul. 31, 2008 Mortgages [Member] Two Zero Zero Six Citigroup Debt Facility [Member]	Dec. 31, 2013 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member]	May 22, 2013 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member] Option	Dec. 25, 2012 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member]	Aug. 30, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Jul. 24, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Nov. 16, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan	Nov. 30, 2010 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 25, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Revolving Credit Facility Tranche A [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Sep. 30, 2013 Revolving Credit Facility Tranche A [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Revolving Credit Facility Tranche B [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Revolving Credit Facility [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Nov. 30, 2010 Revolving Credit Facility [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Aug. 30, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Jul. 24, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Option 2 [Member] Mortgages [Member] Atlantic Capital Bank Mortgage Loan [Member]	Dec. 31, 2013 Option 1 [Member] Revolving Credit Facility Tranche A [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 31, 2013 Option 1 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 25, 2012 Option 1 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Nov. 16, 2012 Option 1 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Option 1 [Member] Mortgages [Member] BancFirst Mortgage Loan [Member] [Member]	Dec. 31, 2013 Libor Rate [Member] Revolving Credit Facility Tranche B [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 31, 2013 Libor Rate [Member] Option 2 [Member] Revolving Credit Facility Tranche A [Member] Secured Credit Facilities Revolving Notes [Member]	Dec. 31, 2013 Libor Rate [Member] Option 2 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 25, 2012 Libor Rate [Member] Option 2 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Nov. 16, 2012 Libor Rate [Member] Option 2 [Member] Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Debt Instrument, Redemption, Period One [Member] Unsecured Debt [Member] Senior Unsecured Notes [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Unsecured Debt [Member] Senior Unsecured Notes [Member]	Dec. 31, 2013 Debt Instrument, Redemption, Period Three [Member] Unsecured Debt [Member] Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Mortgage Loan Mortgage Obligation Face Amount												$ 32,000,000							$ 4,000,000						$ 5,000,000
Mortgage Loan Mortgage Obligation Options To Extend Maturity																		2							2
Debt Instrument, Collateral Book Value													38,100,000
Repayments of Debt												11,200,000										2,700,000	8,000,000
Debt Instrument, Cash On Cash Return																15.00%	14.00%
Debt Instrument, Collateral Amount																				6,300,000				7,900,000
Debt Instrument, Face Amount								415,000,000																														301,100,000
Line of Credit Facility, Remaining Borrowing Capacity																																	0		120,500,000
Debt Instrument, Basis Spread on Variable Rate																																															3.00%
Line of Credit Facility, Current Borrowing Capacity	19,600,000																																5,100,000		135,000,000
Letters of Credit Outstanding, Amount																																	5,100,000	19,600,000	14,500,000
Debt Instrument, Term	5 years
Line of Credit Facility, Maximum Borrowing Capacity																																					50,000,000
Line of Credit Facility Increase in Maximum Borrowing Capacity																																				75,000,000
Senior Secured Leverage Ratio Requirement																																						4.00
Senior Secured Leverage Ratio Actual																																						1.89
Debt Issuance Cost								9,100,000				900,000		200,000	100,000				100,000								3,400,000	4,400,000	800,000	6,800,000
Write off of Deferred Debt Issuance Cost										2,300,000
Debt Instrument Payment Amortization Period													25 years							25 years
Number Of Golf Clubs Owned Or Leased	96																			1
Early Repayment of Debt									145,300,000
Long-term Debt, Gross	623,988,000	769,202,000		0	0	0	0			269,750,000	415,000,000		30,313,000	30,992,000						3,493,000	3,653,000			4,652,000		0					301,106,000	304,575,000
Interest Payable	21,111,000	20,029,000							5,900,000
Debt early redemption premium	14,525,000	0	0						14,500,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed									35.00%																																											105.00%	102.50%	100.00%
Debt Instrument, Redemption Price, Percentage									110.00%
Debt Instrument, Interest Rate, Stated Percentage				6.00%	6.00%	3.246%	0.00%			10.00%	10.00%		6.00%	6.00%						4.50%	4.50%					0.00%					4.00%	5.00%									4.50%	6.00%	4.25%	5.00%	5.00%	4.50%
Debt Instrument, Interest Rate, Stated Percentage upon completion of IPO																																											4.00%						3.00%
Minimum Required Proceeds from Initial Public Offering to amend debt																																							$ 150,000,000	$ 50,000,000
Debt Instrument, Interest Rate, Variable Percentage																																																4.50%	3.25%	3.75%	3.75%
Debt early payment penalty (Make-Whole Premium)										1.00%
Early payment penalty - additional interest Stated Rate										0.05%